Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	915,846
Proposed Maximum Offering Price per Unit	39.27
Maximum Aggregate Offering Price	$ 35,965,272.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,966.80
Offering Note	The amount registered represents the aggregate number of shares of common stock, par value $0.000001 per share ("Common Stock"), of Ambiq Micro, Inc. (the "Registrant") that were automatically added to the shares authorized for issuance under the Registrant's 2025 Equity Incentive Plan ("2025 EIP") pursuant to an "evergreen" provision contained therein on January 1, 2026. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under the 2025 EIP automatically increases on January 1st of each year, starting on January 1, 2026 and ending on and including January 1, 2035, in an amount equal to the lesser of (a) 5% of the total shares of Common Stock outstanding on December 31 of the preceding year or (b) such smaller number of shares as determined by the Registrant's board of directors. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2025 EIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 7, 2026, which was $39.27 (the "Average Price").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share, reserved for issuance pursuant to the 2025 Employee Stock Purchase Plan
Amount Registered | shares	366,338
Proposed Maximum Offering Price per Unit	33.38
Maximum Aggregate Offering Price	$ 12,228,362.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,688.74
Offering Note	The amount registered represents the aggregate number of shares of Common Stock of the Registrant that were automatically added to the shares authorized for issuance under the Registrant's 2025 Employee Stock Purchase Plan ("2025 ESPP") pursuant to an "evergreen" provision contained therein on January 1, 2026. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under the 2025 ESPP automatically increases on January 1st of each year, starting on January 1, 2026 and ending on and including January 1, 2035, in an amount equal to the lesser of (a) 2% of the total shares of Common Stock outstanding on December 31 of the preceding year or (b) 681,440 shares of Common Stock. Notwithstanding the foregoing, the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares than provided in the previous sentence. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2025 ESPP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the Average Price multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.